Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) State Store Entity	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Number of joint ventures | Entity	3
Allowance for doubtful accounts	$ 7,087	$ 7,943
Capitalized vendor rebates	13,434	12,007
Goodwill and intangible assets impairment	0	0	$ 0
Accrued sales returns	12,739	12,181
Selling, general and administrative expense	833,051	800,328	757,452
Finance lease ROU assets	6,232	3,150
Finance lease liabilities	6,383	3,231
Reduction of inventory due to cash discount recorded	12,029	10,098
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	55,019	54,783	51,741
Advertising Expense [Member]
Significant Accounting Policies [Line Items]
Selling, general and administrative expense	$ 12,588	$ 16,587	$ 16,520
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating Lease Remaining Lease Term	9 years
Maximum [Member] | Service Revenue Net [Member] | Product Concentration Risk
Significant Accounting Policies [Line Items]
Percentage of revenue	1.00%	1.00%
Buildings and Improvements | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Buildings and Improvements | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	40 years
Machinery, Vehicles and Equipment | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Machinery, Vehicles and Equipment | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Computer Hardware and Software | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	3 years
Computer Hardware and Software | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	10 years
Furniture and Fixtures | Minimum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	5 years
Furniture and Fixtures | Maximum [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives in years	7 years
Watsco, Inc.
Significant Accounting Policies [Line Items]
Number of locations from which entity operates | Store	600
Number of states in which entity operates | State	38